Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.3%
Diamond Hill Investment Group Inc.	3,139	$468,559

Financial Exchanges & Data — 22.0%
Cboe Global Markets Inc.	78,338	7,294,835
CME Group Inc.	38,176	6,949,941
Intercontinental Exchange Inc.	63,198	7,286,097
MarketAxess Holdings Inc.	12,331	7,035,575
Nasdaq Inc.	55,215	7,329,239

		35,895,687

Investment Banking & Brokerage — 77.6%
B. Riley Financial Inc.	18,059	798,569
BGC Partners Inc., Class A	345,806	1,383,224
Charles Schwab Corp. (The)	248,940	13,203,778
Cowen Inc., Class A	28,964	752,774
Evercore Inc., Class A	44,365	4,864,179
Goldman Sachs Group Inc. (The)	111,801	29,483,042
Houlihan Lokey Inc.	56,252	3,781,822
Interactive Brokers Group Inc., Class A	88,204	5,373,388
Lazard Ltd., Class A	123,126	5,208,230
LPL Financial Holdings Inc.	70,722	7,370,647
Moelis & Co., Class A	60,556	2,831,598
Morgan Stanley	464,422	31,826,840
Piper Sandler Cos.	15,014	1,514,913
PJT Partners Inc., Class A	25,985	1,955,371

Security	Shares	Value

Investment Banking & Brokerage (continued)
Raymond James Financial Inc.	75,223	$7,196,584
Stifel Financial Corp.	112,467	5,675,085
StoneX Group Inc.(a)	17,765	1,028,593
Virtu Financial Inc., Class A	88,579	2,229,533

		126,478,170

Total Common Stocks — 99.9% (Cost: $146,454,987)		162,842,416

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	200,000	200,000

Total Short -Term Investments — 0.1% (Cost: $200,000)		200,000

Total Investments in Securities — 100.0% (Cost: $146,654,987)		163,042,416

Other Assets, Less Liabilities — 0.0%		58,129

Net Assets — 100.0%		$163,100,545

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,866,215	$—		$(1,867,268	)(b)	$1,101	$(48)	$—	—	$2,655	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	200,000	(b)	—		—	—	200,000	200,000	148		—

						$1,101	$(48)	$200,000		$2,803		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	1	03/19/21	$99	$(1,548)
S&P Select Sector Financial E-Mini Index	1	03/19/21	90	2,710

				$1,162

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$162,842,416	$—	$—	$162,842,416
Money Market Funds	200,000	—	—	200,000

	$163,042,416	$—	$—	$163,042,416

Derivative financial instruments(a)
Assets
Futures Contracts	$2,710	$—	$—	$2,710
Liabilities
Futures Contracts	(1,548)	—	—	(1,548)

	$1,162	$—	$—	$1,162

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2